Organization and Principal Activities	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Organization and Principal Activities Disclosure

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Ku6 Media Co., Ltd. (the “Company”), formerly named Hurray! Holding Co., Ltd. (“Hurray!”), a Cayman Islands corporation, together with its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively, the “Group”) provides online advertising services in China via its online video sharing platform, www.ku6.com.

Organization

As of December 31, 2013, the Group’s ownership structure is summarized as follows.

Name of Major Subsidiaries, Variable Interest Entities and Affiliate	Date of incorporation	Percentage of ownership
Subsidiaries
Ku6 (Beijing) Technology Co., Ltd. (“Beijing Technology”)	March 5, 2007	100%
Wei Mo San Yi (Tianjin) Science and Technology Co., Ltd. (“Tianjin Technology”)	December 23, 2008	100%
Kusheng (Tianjin) Technology Co., Ltd. (“Kusheng”)	August 26, 2011	100%
Variable Interest Entities
Ku6 (Beijing) Information Technology Co., Ltd. (“Ku6 Beijing Information”)	April 20, 2006	N/A
Tianjin Ku6 Zheng Yuan Information Technology Co., Ltd. (“Tianjin Information”)	March 20, 2009	N/A
Tianjin Ku6 Network Communication Technology Co., Ltd. (“Ku6 Network”)	December 14, 2011	N/A
Beijing Ku6 Culture Media Co., Ltd. (“Ku6 Culture”)	June 22, 2010	N/A
Affiliates
Shanghai Yisheng Network Technology Co., Ltd. (“Yisheng”)	November 22, 2007	20%

Historical development

In July 2009, Shanda Interactive Entertainment Limited (“Shanda”), a leading interactive entertainment media company in China acquired a controlling ownership interest in the Company (then named Hurray!).  Shanda held approximately 51% of the Company’s total outstanding shares calculated on a fully-diluted basis as of December 31, 2009.

In January 2010, the Company completed the acquisition of 100% of the equity interests of Ku6 Holding Limited (“Ku6 Holding”), a leading online video portal in China, pursuant to a share purchase agreement entered into by and among Hurray!, Ku6 Holding and the shareholders of Ku6 Holding dated as of November 26, 2009 by issuing an aggregate of 723,684,204 ordinary shares.  As a result of this acquisition, the Group undertook, over time, a fundamental shift in its business strategy, away from the provision by Hurray! of wireless value added services (“WVAS”) services through major telecommunication operators and the recording and distribution of music.  The Group’s strategy fundamentally shifted to the provision of media content through the online video portal and the generation of revenues and cash flows therefrom.

In August 2010, the Company completed (1) the disposal of all of its subsidiaries and VIEs related to the Wireless Value Added Services (“WVAS”) and recorded music businesses formerly operated by Hurray! as well as an equity investment in an affiliated company to Shanda for $37,243,904 in cash and (2) the acquisition of 75% of the equity interests of Yisheng, an online audio business, from Shanda in exchange for 415,384,615 newly issued ordinary shares (collectively the “2010 Reorganization”). In connection with the acquisition of 75% of the equity interests in Yisheng from Shanda, the Company issued 138,461,539 ordinary shares to acquire the remaining 25% of the equity interests in Yisheng from Yisheng’s non-controlling shareholders in August 2010. The 2010 Reorganization was approved by a committee comprised of three independent directors after receiving a fairness opinion on the proposed transaction from its independent financial advisor. Following the 2010 Reorganization, the Company changed the name of its Caymans parent to Ku6 Media Co., Ltd. and changed its trading symbol on the Nasdaq Global Market from HRAY to KUTV. At December 31, 2010, Shanda’s equity interest in the Company was 51.65%.

The Group further adjusted its business strategy in 2011, following the fundamental shift from WVAS and music to online video content earlier described.  The Group (1) appointed Shanghai Shengyue Advertising Ltd. (“Shengyue”), a wholly owned subsidiary of Shanda at the time, as the Group’s primary agent for the sale of online advertising services, and (2) changed its business focus from purchasing long-form licensed video content to relying more on user generated content and short-form video content.  Shengyue operates an advertising system known as Application Advertisement (“AA”) and charges advertisement fees to its end customers based on the advertising effects, including but not limited to views, clicks, responses, etc. (“performance advertisement”).  After the appointment of Shengyue as its primary sales agent, the Group primarily relied on Shengyue to sell online advertising services for all but a small portion of its capacity and relied upon the provision of fixed minimum advertising revenue guarantees.  Therefore, the Group significantly reduced its sales force and recorded severance payments of $0.9 million through general and administrative expenses ($0.15 million) and selling expenses ($0.75 million) in 2011.  A customer list intangible asset of $1.4 million, representing the customer relationships under the original business model, was abandoned in 2011 and written off through general and administrative expenses in 2011 (Note 5).  In relation to the cessation of purchasing activity for long-form licensed video copyrights, the Group exited two long-term licensed content purchase agreements in 2011 with the content providers by paying one-time termination fees of $5.3 million, which were recorded in cost of revenues. The adjusted business strategy continued in 2012 and 2013 and has continued through April 2014.  The Group generated advertising revenues of $8.1 million, $12.5 million and $12.4 million from Shengyue for the years ended December 31, 2011, 2012 and 2013, respectively, representing 42.0%, 88.4% and 94.4% of net revenues, respectively, for those periods.

In April 2011, the Company entered into agreements with Shanda Media Group Ltd. (“Shanda Media”), a wholly owned subsidiary of Shanda, pursuant to which the Company issued 1,538,461,538 ordinary shares for an aggregate purchase price of $50 million and issued a $50 million (principal) senior convertible bond at face value (“Convertible Bond”).  The Convertible Bond was scheduled to mature in three years after issuance and bore interest at 3% per annum.  The closing date of the ordinary shares and Convertible Bond issuance was June 29, 2011.  Based on the Company’s working capital position at the time, the Company redeemed the Convertible Bond in September 2011 at its principal amount (original issue price).

In August 2011, the Company disposed of 80% of the equity interests of Yisheng to related parties, including a then-employee of the Company. After the disposal, the company retained a 20% interest in Yisheng.

As of December 31, 2013, following the increase in Shanda’s ownership stake due to the 2011 issuance of ordinary shares and subsequent smaller amounts of repurchase activity and issuances of ordinary shares pursuant to the terms of existing share options, Shanda’s equity interest in the Company was 70.5%.

Share Purchase Transaction and fundamental strategic shift

On March 31, 2014, Shanda Media, the affiliate of Shanda directly owning Shanda’s share of the Company’s equity, entered into an agreement with Mr. Xudong Xu (“Mr. Xu”) to transfer approximately 41% of the Company’s total outstanding ordinary shares, or 1,938,360,784 shares, to Mr. Xu in exchange for a contemporaneously dated promissory note with a maturity of three years pursuant to which Mr. Xu committed to repay, in cash, the purchase value of the shares approximating $47 million (based upon an average of share prices immediately preceding the share transfer) to Shanda Media (the “Share Purchase Transaction”). The promissory note which was used by Mr. Xu to finance the purchase of the shares was accompanied by a share pledge in favor of Shanda Media. Additionally, Mr. Xu has granted powers of attorney and voting proxy to Shanda Media, which may exercise such powers upon occurrence of an event of default which is continuing, in order to more effectively secure the obligations under the promissory note.  The transfer was completed on April 3, 2014 and decreased Shanda’s ownership percentage to 29.5%, thus discontinuing Shanda’s controlling majority shareholder status. Refer to Note 20 for further details.

In connection with the Share Purchase Transaction, Shanda Media extended a loan of RMB20.0 million to the Group in April 2014 and subsequently waived the Group’s obligation to repay this loan in order to satisfy one of the closing conditions under the share purchase agreement with Mr.Xu.  This forgiven loan will be accounted for as an increase to the Group’s equity capital.

The Share Purchase Transaction was undertaken in the context of adopting fundamental changes to the Group’s business model, with the following major changes having commenced.

·                  On April 30, 2014, the Group entered into a new advertising agency agreement with Shengyue, which is no longer owned by Shanda Interactive following Shanda Interactive’s sale of the business to an outside party (after the transfer of ownership, “New Shengyue”); accordingly, Shengyue became an independent third party. Pursuant to the new agreement, the minimum guaranteed advertising revenue amount is substantially lower than the minimum guaranteed advertising revenue included in the previous advertising agency agreement with Shengyue that existed prior to March 31, 2014 (when Shengyue was a related party). The preexisting advertising agency agreement expired on December 31, 2013, was renewed for three months to March 31, 2014, and was not renewed thereafter.  If the Group fails to meet web traffic targets specified in the new agreement, the minimum advertising revenue guarantee amounts will be adjusted downward proportionally. There is no assurance that the Group will be able to meet the relevant web traffic target, and the Group may receive a substantially lower guaranteed amounts or may be required to refund amounts the Group previously received. This new advertising agency agreement will expire on December 31, 2014.

·                  On April 30, 2014, the Group entered into an agreement with Shanghai Qinhe Internet Technology Software Development Co., Ltd., (“Qinhe”), a company controlled by Mr. Xu, which operates iSpeak, a social platform that allows users to engage in real-time online group activities through voice, text and video.  This agreement stipulates that the Company will assist Qinhe by providing online game marketing services.  Qinhe will share a portion of its profits that are generated from the Company’s video viewers who play Qinhe’s games after linking to them through advertisements on the Group’s websites.  Profits are calculated as revenues from the games operated by Qinhe, net of licensing fees payable to game developers. The Group has provided these game marketing services to Qinhe from April 3, 2014 onward. This agreement expires on March 31, 2015.

·                  On May 4, 2014, the Group entered into a separate agreement with Qinhe to provide interactive entertainment marketing services under a similar arrangement to that described above.  Pursuant to this agreement, the Group will share a certain percentage of Qinhe’s revenues generated from its video viewers who visit the iSpeak platform by linking thereto from advertisements on the Group’s website and spend monies with iSpeak. On May 4, 2014, the Group started to provide these marketing services to Qinhe. This agreement expires on May 3, 2015.

As a result, related party revenues the Group expects to generate prospectively under these agreements with Qinhe will depend on the performance of the iSpeak platform and the games operated by Qinhe, which will be affected by factors beyond the Group’s control.  In addition, the Group’s future level of reliance on online advertising revenue from New Shengyue is expected to be substantially lower than the level of reliance under the previous agreement.  While New Shengyue is no longer a related party with effect from April 2014, Qinhe, due to the substantial shareholding by Mr. Xu, is now a related party of the Group, and the Group expects that related party revenue will constitute a significant portion of future expected revenues and cash flows for the foreseeable future.  There is significant uncertainty as to the amounts, or growth sought to be achieved in, revenues and cash inflows.